Citigroup Mortgage Loan Trust 2024-INV1 ABS-15G

Exhibit 99.1 - Schedule 5(a)

LMSID	FIELD	SAMC	TAPE	FINAL
900000051	Documentation Type	Other Documentation (O)	Full Documentation	FALSE